Expense Example {- Strategic Advisers® Core Income Fund} - 02.28 Strategic Advisers Core Income Fund PRO-12 - Strategic Advisers® Core Income Fund - Strategic Advisers Core Income Fund-Default	Aug. 06, 2021 USD ($)
Expense Example:
1 year	$ 40
3 years	137
5 years	290
10 years	$ 734